Redeemable Convertible Preferred Shares - Series E Convertible Redeemable Preferred Shares - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Jun. 24, 2014 USD ($) $ / shares shares	Apr. 24, 2014 USD ($) item shares	Mar. 05, 2014 USD ($) $ / shares shares	Jun. 04, 2014 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2013 USD ($)
Conversion of Stock [Line Items]
Incremental benefits					$ 0
Fair value of warrant liability						$ (8,054,000)	$ (1,531,000)
First Two Investors [Member]
Conversion of Stock [Line Items]
Total consideration		$ 100,000,000
Third Investor [Member]
Conversion of Stock [Line Items]
Total consideration		10,000,000
Unvested restricted stock [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions | shares					3,394,564
Unvested options [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions | shares					180,000
Vested options [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions | shares					180,000
Common shares [Member]
Conversion of Stock [Line Items]
Shares subscribed | shares					39,934,162
Subscription Rights [Member]
Conversion of Stock [Line Items]
Initial fair value of subscription rights		28,208,000
Fair value of subscription rights		$ 29,223,000
Series E Preferred Shares [Member]
Conversion of Stock [Line Items]
Total consideration from issuance of Series E preferred shares and warrants			$ 200,000,000
Preferred stock, shares issued | shares			70,975,491
Preferred stock issued price | $ / shares			$ 2.82
Warrants to purchase preferred shares | shares			3,406,824
Warrants exercise price | $ / shares			$ 2.82
Percentage of issue price					100.00%
Converted into common share | shares					129,166,667
Interest rate for delayed period					15.00%
Initial conversion price | $ / shares	$ 2.82
Adjusted conversion price | $ / shares	$ 2.4
Initial fair value of warrants					$ 2,819,000
Fair value of warrant liability	$ 6,381,000
Beneficial conversion feature					27,396,000
Shares held by investors | shares	110,014,440
Unamortized beneficial conversion feature for preferred shares anti-diluted					$ 49,346,000
Series E Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Conversion of Stock [Line Items]
Converted into common share | shares					1
Series E Preferred Shares [Member] | Subscription Rights [Member]
Conversion of Stock [Line Items]
Warrants exercise price | $ / shares					$ 2.82
Right to purchase additional number of preferred shares by investor | shares					35,487,746
Series E Tranche 1 Investor [Member]
Conversion of Stock [Line Items]
Warrants to purchase preferred shares | shares			17,743,873
Warrants exercise price | $ / shares			$ 2.82
Series E Tranche 1 Investor [Member] | Subscription Rights [Member]
Conversion of Stock [Line Items]
Shares subscribed | shares				35,487,746
Preferred stock, price per share repurchased | $ / shares				$ 2.28
Series E Tranche 1 Preferred Shares [Member]
Conversion of Stock [Line Items]
Amount of beneficial conversion feature					$ 52,377,000
Common stock fair value per share | $ / shares					$ 3.05
Initial conversion price | $ / shares					2.82
Adjusted conversion price | $ / shares					$ 2.31
Series E Tranche 1 Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Conversion of Stock [Line Items]
Amount of beneficial conversion feature					$ (53,486,000)
Series E Tranche 1 Investor Options [Member]
Conversion of Stock [Line Items]
Valuation based on subscription price			$ 30,000,000,000		$ 10,000,000,000			$ 10,000,000,000
Percentage of approval for transfer of preferred shares					75.00%
Valuation of transfer restriction					$ 43,300,000
Percentage increase in valuation					200.00%
Series E Warrants [Member]
Conversion of Stock [Line Items]
Initial fair value of warrants					$ 6,477,000
Preferred stock, price per share repurchased | $ / shares				$ 2.82
Fair value of warrant liability
Series E Tranche 2 Investor [Member]
Conversion of Stock [Line Items]
Number of investors | item		2
Number of investors exercised the Subscription Rights | item		3
Series E Tranche 2 Preferred Shares [Member]
Conversion of Stock [Line Items]
Shares subscribed | shares		39,037,382
Total consideration		$ 110,000
Fair value of warrant liability		29,223,000
Series E Tranche 2 Preferred Shares [Member] | First Two Investors [Member]
Conversion of Stock [Line Items]
Total consideration		100,000,000
Beneficial conversion feature		1,109,000
Series E Tranche 2 Preferred Shares [Member] | Third Investor [Member]
Conversion of Stock [Line Items]
Total consideration		10,000,000
Beneficial conversion feature		$ 0